Severance, acquisition and other costs	6 Months Ended
Jun. 30, 2022
Analysis of income and expense [abstract]
Severance, acquisition and other costs

Note 6	Severance, acquisition and other costs

	THREE MONTHS		SIX MONTHS
FOR THE PERIOD ENDED JUNE 30	2022	2021	2022	2021
Severance	(38)	(7)	(56)	(104)
Acquisition and other	(2)	—	3	8
Total severance, acquisition and other costs	(40)	(7)	(53)	(96)
Severance costs
Severance costs consist of charges related to involuntary and voluntary employee terminations.
Acquisition and other costs
Acquisition and other costs consist of transaction costs, such as legal and financial advisory fees, related to completed or potential acquisitions, employee severance costs related to the purchase of a business, the costs to integrate acquired companies into our operations, costs relating to litigation and regulatory decisions, when they are significant, and other costs.